UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03907

                     The Empire Builder Tax Free Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      3435 Stelzer Road, Columbus, OH  43219
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     Citi Fund Services, 3435 Stelzer Road,
                               Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 847-5886

Date of fiscal year end: February 29, 2008

Date of reporting period: November 30, 2007

Item 1.     Schedule of Investments.

INSERT HERE THE SCHEDULES OF INVESTMENTS [Don't include this language in the filing.]

Item 2.     Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Empire Builder Tax Free Bond Fund

By (Signature and Title)* /s/ Aaron Masek
                          ---------------------------------------
                          Aaron Masek, Treasurer

Date January 28, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Seth M. Glickenhaus
                          ---------------------------------------
                          Seth M. Glickenhaus, President
Date January 28, 2008

By (Signature and Title)* /s/ Aaron Masek
                          ---------------------------------------
                          Aaron Masek, Treasurer

Date January 28, 2008


* Print the name and title of each signing officer under his or her signature.

[All Section 302 certifications should be included in one EDGAR EX-99.CERT exhibit document.]

                      The Empire Builder Tax Free Bond Fund
                  Portfolio of Investments - November 30, 2007
                                   (Unaudited)

 Credit                                     Principal    Fair Value
Ratings                                      Amount      (Note 2)
-------                                     ---------    ----------
Municipal Securities (97.7%)
New York City (18.8%)
              New York City, General
              Obligation
                Series A
AAA/AAA         5.250%, 11/1/2015,
                (MBIA)                      $5,000,000   $ 5,362,200
                Series B
AAA/AAA         5.250%, 8/1/2017,
                Callable 12/19/2007 @ 101,
                (AMBAC)                        395,000       399,404
AAA/AAA         5.125%, 8/1/2019,
                Callable 8/1/2010 @ 101,
                (FGIC)                       2,000,000     2,087,440
AAA/AAA       New York City, Health &
                Hospitals Corporation,
                Health System Revenue,
                Series A, 5.500%,
                2/15/2018, Callable
                2/15/2012 @ 100, (FSA)       1,000,000     1,073,300
              New York City,
              Transitional Finance
                Authority, Series B
AA1/AAA         4.750%, 11/15/2015,
                Callable 5/15/2008 @ 101     5,000,000     5,074,850
AA2/AAA         5.000%, 11/1/2016,
                Non Callable                 1,500,000     1,651,530
AA2/AAA         5.000%, 11/1/2017,
                Callable 5/1/2017 @ 100      1,305,000     1,433,243
                                                         -----------
Total New York City                                       17,081,967
                                                         -----------
New York State Agencies (38.5%)
New York State Dormitory Authority(38.5%)
              Augustana Lutheran Home
              for the Aged, Series A
AAA/AAA         5.500%, 8/1/2020,
                Callable 8/1/2010 @ 101,
                (FHA/MBIA)                     850,000       899,572
AAA/AAA         5.500%, 8/1/2030,
                Callable 8/1/2010 @ 101,
                (FHA/MBIA)                     750,000       790,612
NR/AAA        Concord Nursing Home, Inc.,
                5.500%, 2/15/2030,
                Callable 2/15/2018 @ 103,
                (GNMA COLL)                  1,000,000     1,065,750
AAA/AAA       Good Samaritan Medical
                Center, Series A,
                5.625%, 7/1/2012,
                Callable 7/1/2009 @ 101,
                (MBIA)                       1,365,000     1,423,599
AA2/AA        Memorial Sloan-Kettering
                Cancer Center, Series 1,
                5.000%, 7/1/2034,
                Callable 7/1/2013 @ 100      3,000,000     3,071,610
AAA/AAA       Mental Health Services
                Facilities Improvement,
                Series A, 5.000%,
                2/15/2019, Callable
                2/15/2015 @ 100,
                (AMBAC)                      2,500,000     2,658,025
AAA/AAA       New York Medical College,
                5.250%, 7/1/2013,
                Callable 7/1/2008 @ 101,
                (MBIA)                       1,015,000     1,035,483
AAA/AAA       New York University,
                Series 2, 5.500%,
                7/1/2018, Callable
                7/1/2011 @ 100,
                (AMBAC)                        500,000       532,945
A3/           North Shore L I Jewish
                Obligated Group, Series A,
                5.000%, 5/1/2037,
                Callable 05/01/2017 @
                100                          2,000,000     1,999,900
              Park Ridge Housing, Inc.
AAA/AAA         6.375%, 8/1/2020,
                Callable 8/1/2010 @ 101,
                (AMBAC/FNMA)                 1,000,000     1,080,840
AAA/AAA         6.500%, 8/1/2025,
                Callable 8/1/2010 @ 101,
                (AMBAC/FNMA)                 1,470,000     1,593,451
              Rochester Institute of
              Technology, Series A
AAA/NR          5.250%, 7/1/2016,
                Callable 7/1/2012 @ 100,
                (AMBAC)                      2,045,000     2,184,244
AAA/NR          5.250%, 7/1/2017,
                Callable 7/1/2012 @ 100,
                (AMBAC)                      2,155,000     2,298,006
AAA/AAA       School Districts
                Financing, Series C,
                5.250%, 4/1/2021,
                Callable 10/1/2012 @ 100,
                (MBIA)                       1,300,000     1,379,924
AAA/AAA       Special Acts School
                Districts Program,
                6.000%, 7/1/2019,
                Callable 12/19/2007 @ 100,
                (MBIA)                       3,540,000     3,545,735
              St. Lawrence - Lewis BOCES
AAA/AAA         4.000%, 8/15/2018,
                Callable 8/15/2017 @ 100,
                (FSA State Aid Withholding)    100,000       101,605
AAA/AAA         4.125%, 8/15/2020,
                Callable 8/15/2017 @ 100,
                (FSA State Aid Withholding)    110,000       110,826
AAA/AAA         4.250%, 8/15/2021,
                Callable 8/15/2017 @ 100,
                (FSA)                          100,000       100,866
NR/AA-        State Supported Debt,
                Department of Education,
                Series A, 5.000%,
                7/1/2018, Callable
                7/1/2016 @ 100               1,000,000     1,075,700
A1/A+         University of Rochester,
                Series A1, 5.000%,
                7/1/2019, Callable
                1/1/2017 @ 100               2,305,000     2,462,570
              Upstate Community Colleges
                Series B
AAA/AAA         5.250%, 7/1/2015,
                Callable 7/1/2014 @ 100,
                (FGIC-TCRS)                  3,140,000     3,448,442
                Series A
AAA/AAA         6.000%, 7/1/2019,
                Prerefunded 7/1/2010 @
                101, (FSA)                   1,000,000     1,079,090
AAA/AAA         6.000%, 7/1/2020,
                Prerefunded 7/1/2010 @
                101, (FSA)                     845,000       911,831

         See Accompanying Notes to Schedules of Portfolio Investments

                      The Empire Builder Tax Free Bond Fund
                  Portfolio of Investments - November 30, 2007
                                   (Unaudited)

 Credit                                     Principal    Fair Value
Ratings                                      Amount      (Note 2)
-------                                     ---------    ----------

Municipal Securities -- continued
New York State Agencies -- continued
                                                         -----------
Total New York State Agencies                             34,850,626
                                                         -----------
Other Municipal Bond (4.5%)
AAA/AAA       Long Island Power
                Authority, Revenue,
                New York Electric,
                Series A, 5.250%,
                12/1/2026, Prerefunded
                6/01/2008 @ 101,
               (MBIA-IBC)                   $4,000,000    $4,079,000
Other New York State Agencies (13.3%)                    -----------
AAA/AAA       Metropolitan
                Transportation
                Authority, Revenue,
                Series B,
                5.250%, 11/15/2017,
                Callable 11/15/2013 @ 100,
                (FGIC)                       6,820,000     7,394,449
AAA/AAA       Metropolitan
                Transportation
                Authority, Service
                Contracts, Series A,
                5.000%, 7/1/2030,
                Callable 7/1/2012 @ 100,
                (AMBAC)                      2,000,000     2,060,000
AAA/AAA       New York State
                Environmental Facilities
                Corp., State Water
                Pollution Control
                Revenue, Revolving Fund,
                Pooled Loan, 5.900%,
                1/15/2018, Callable
                1/15/2007 @ 101,
                (POL CTL-SRF)                  725,000       726,986
AAA/AAA       New York State
                Power Authority,
                Revenue, Series A,
                4.500%, 11/15/2047,
                Callable 11/15/2017 @ 100,
                (MBIA)                       1,000,000       967,570
A1/AA-        New York State Urban
                Development Corp.,
                Empire State
                Development, University
                Facilities Grants,
                6.000%, 1/1/2009, Non
                Callable                       905,000       930,123
                                                         -----------
Total Other New York State Agencies                       12,079,128
                                                         -----------
Other New York State Bonds (22.6%)

A3/NR         Albany Housing Authority,
                Limited Obligation,
                6.250%, 10/1/2012,
                Callable 10/1/2007 @ 100     1,000,000     1,001,440
              Corning, City School
              District, General
              Obligation
AAA/NR          5.000%, 6/15/2012, Non
                Callable, (FSA)              1,000,000     1,070,950
AAA/NR          5.000%, 6/15/2013,
                Callable 6/15/2012 @
                100, (FSA)                     970,000     1,037,978
AAA/NR          5.000%, 6/15/2014,
                Callable 6/15/2012 @
                100, (FSA)                     600,000       638,670
              Evans, General Obligation
AAA/AAA         6.800%, 4/15/2012, Non
                Callable, (AMBAC)              225,000       257,222
AAA/AAA         6.800%, 4/15/2013, Non
                Callable, (AMBAC)              225,000       262,672
AAA/NR        Fayetteville Manlius,
                Central School District,
                General Obligation,
                5.000%, 6/15/2016,
                Callable 6/15/2012 @ 101,
                (FGIC)                         375,000       400,429
AAA/AAA       Hudson Yards Infrastructure
                Corp., Revenue,
                Series A, 4.500%,
                2/15/2047, Callable
                2/15/2017 @ 100,
                (MBIA)                       4,000,000     3,871,000
              Ilion, Central School
              District, General Obligation,
                Series B
AAA/NR          5.500%, 6/15/2015,
                Callable 6/15/2012 @
                101, (FGIC)                    550,000       602,079
AAA/NR          5.500%, 6/15/2016,
                Callable 6/15/2012 @
                101, (FGIC)                    500,000       546,465
AAA/AAA       Mount Sinai, Union Free
                School District, General
                Obligation, 6.200%,
                2/15/2012, Non Callable,
                (AMBAC)                      1,065,000     1,183,226
              North Hempstead, General
              Obligation, Series B
AAA/AAA         6.375%, 4/1/2009,
                Non Callable, (FGIC)           570,000       593,444
AAA/AAA         6.400%, 4/1/2010,
                Non Callable, (FGIC)           560,000       599,116
AAA/AAA       Oneida County, IDA Civic
                Facilities, Mohawk
                Valley Network, St.
                Luke's Memorial
                Hospital, 5.000%,
                1/1/2013, Callable
                1/1/2008 @ 101, (FSA)        2,000,000     2,022,300
AAA/NR        Oyster Bay, General
              Obligation, 5.000%,
                3/15/2011, Non Callable,
                (FSA)                          430,000       453,336
AAA/NR        Southern Cayuga, Central
                School District, General
                Obligation, 5.000%,
                5/15/2014, Callable
                5/15/2012 @ 100,
                (FSA)                          400,000       426,184
             Suffolk County, General
             Obligation, Series D
AAA/AAA         5.000%, 11/1/2015,
                Callable 11/1/2008 @
                101, (FGIC)                  1,125,000     1,151,392
AAA/AAA         5.000%, 11/1/2016,
                Callable 11/1/2008 @
                101, (FGIC)                  1,110,000     1,135,130

         See Accompanying Notes to Schedules of Portfolio Investments

                      The Empire Builder Tax Free Bond Fund
                  Portfolio of Investments - November 30, 2007
                                   (Unaudited)

 Credit                                     Principal    Fair Value
Ratings                                      Amount      (Note 2)
-------                                     ---------    ----------
Municipal Securities -- continued
Other New York State Bonds -- continued

AAA/AAA       Westchester County,
                General Obligation,
                Series A, 4.000%,
                11/15/2019, Callable
                11/15/2017 @ 100            $3,175,000   $ 3,213,989
                                                         -----------
Total Other New York State Bonds                          20,467,022
                                                         -----------
Total Municipal Securities (Cost $86,689,467)             88,557,743
                                                         -----------
Short Term Investment (0.0%)(a)
Dreyfus New York Municipal Cash
  Management Fund (Cost $10,000)              10,000          10,000
                                                         -----------
Total Investments  (Cost $86,699,467) -- 97.7%            88,567,743

Net Other Assets (Liabilities) -- 2.3%                     2,067,922
                                                         -----------

NET ASSETS -- 100.0%                                     $90,635,665
                                                         ===========

(a)   Variable or Floating Rate  Security.  Rate disclosed is as of November 30,
      2007.

AMBAC Insured as to  principal  and  interest  by the  American  Municipal  Bond
      Insurance Corp.

FGIC  Insured as to principal and interest by the Financial  Guaranty  Insurance
      Co.

FHA   Insured  as  to   principal   and   interest   by  the   Federal   Housing
      Administration.

FNMA Insured as to principal and interest by the Federal National Mortgage Association.

FSA   Insured as to principal and interest by Federal Security Assurance.

GNMA  Government National Mortgage  Association

MBIA Insured as to principal and interest by the Municipal Bond Insurance Association.

          See Accompanying Notes to Schedules of Portfolio Investments

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                         Notes to Portfolio Investments
                                November 30, 2007
                                   (Unaudited)

1.    Organization:

      The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

      The Fund offers two classes of shares; the Builder Class and the Premier Class. Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

      Under the Fund's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.

2.    Significant Accounting Policies:

      The following is a summary of significant accounting policies adhered to by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates

      Estimates and assumptions are required to be made regarding amounts of income and expenses, assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statement. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

Security Valuation

      Tax-exempt securities are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining fair value. The methods used by the pricing service and the quality of valuations so established are reviewed by Glickenhaus & Co. (the "Adviser"), under the general supervision of the Trustees of the Fund.

      Securities for which quotations are not readily available are stated at fair value using procedures approved by the Trustees of the Fund. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value. Investments in investment companies are reported at their respective net asset values as reported by those companies.

New Accounting Pronouncements

      As required, effective June 29, 2007 (or applicable effective date), the Fund (or Funds) adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. The adoption of FIN 48 did not impact the Fund's (or Funds') net assets or results of operations.

      In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. At this time, the Fund does not believe

                      THE EMPIRE BUILDER TAX FREE BOND FUND

                                  May 31, 2007
                                   (Unaudited)

      the adoption of SFAS 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Security Transactions and Investment Income

      Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are accounted for on trade date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

3.    Concentration of Credit Risk:

      The Fund invests primarily in debt instruments of municipal issuers in New York State. The issuers' abilities to meet their obligations may be affected by economic developments in New York State or its region.

4.    Federal Income Tax Information:

      As of November 30, 2007, the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes were as follows:

                                                                                           Net Unrealized
                                                          Tax Unrealized  Tax Unrealized   Appreciation
                                              Tax Cost     Appreciation   (Depreciation)  (Depreciation)
                                            ------------- --------------- --------------- ---------------
Empire Builder Tax-Free Bond Fund            86,755,712     1,923,910       (111,879)       1,812,031